Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 112,434,512	$ 15,403,464	¥ 60,026,544	¥ 31,538,062
Net income attributable to ordinary shareholders	112,434,512	15,403,464	60,026,544	31,538,062
Dilution effect arising from convertible bonds	0	0	43,987	51,655
Net income attributable to ordinary shareholders - diluted	¥ 112,434,512	$ 15,403,464	¥ 60,070,531	¥ 31,589,717
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding - basic	5,536,049	5,536,049	5,416,106	5,057,540
Adjustments for dilutive RSUs and share options	364,270	364,270	387,224	640,545
Conversion of convertible bonds to Class A ordinary shares	16,273	16,273	36,300	63,206
Weighted-average number of ordinary shares outstanding - diluted	5,916,592	5,916,592	5,839,630	5,761,291
Earnings per share - basic | (per share)	¥ 20.31	$ 2.78	¥ 11.08	¥ 6.24
Earnings per share - diluted | (per share)	¥ 19	$ 2.6	¥ 10.29	¥ 5.48
Shares issued to depository bank (in shares)	542,455,720	542,455,720
Consideration received for the issuance | ¥	¥ 0		¥ 0	¥ 0
Shares settled	536,121,584	536,121,584
Escrow Shares Settled	6,334,136	6,334,136
Common share
Denominator (in thousands of shares):
Shares issued to depository bank (in shares)	56,500,000	56,500,000	212,500,000	220,805,720